RESTATEMENT OF PRIOR FINANCIAL INFORMATION (Details) - USD ($)		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible preferred shares		$ 44,285,715	$ 35,000,000
Additional paid-in capital		109,137,805	106,926,328
Accumulated Deficit		$ (142,664,747)	(141,981,735)
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Derivative Liabilities			52,762,573	$ 60,981,570
Convertible preferred shares			0	0
Additional paid-in capital			1,610,221,568	143,555,091
Accumulated Deficit			(196,076,975)	(255,006,646)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Derivative Liabilities	[1]		(35,000,000)	(60,981,570)
Convertible preferred shares	[1]		35,000,000	60,981,570
Additional paid-in capital	[1]		(54,095,240)	(77,804,310)
Accumulated Deficit	[1]		54,095,240	77,804,310
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Derivative Liabilities			17,762,573	0
Convertible preferred shares			35,000,000	60,981,570
Additional paid-in capital			106,926,328	65,750,781
Accumulated Deficit			$ (141,981,735)	$ 177,202,336

[1]	Adjustments relate solely to correction of errors in accounting for convertible preferred shares.